CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Q3) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Combined Statements of Comprehensive Income [Abstract]
Net income	$ 748	$ 504	$ 1,119	$ 1,701
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments arising during period	307	(278)	68	(263)
Pension and post-retirement benefit plan adjustments	5	2	18	11
Other comprehensive (loss) income, net of tax	312	(276)	86	(252)
Comprehensive income	1,060	228	1,205	1,449
Less: Comprehensive income attributable to non-controlling interest	(12)	(8)	(25)	(23)
Comprehensive income attributable to Carrier Global Corporation	$ 1,048	$ 220	$ 1,180	$ 1,426